Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	BASIC MATERIALS — 4.0%
10,266	Celanese Corp.	$1,429,848
29,263	Dow, Inc.	1,725,347
15,062	Eastman Chemical Co.	1,784,395
15,157	LyondellBasell Industries N.V. - Class A1	1,473,715
		6,413,305
	COMMUNICATIONS — 7.5%
72,399	AT&T, Inc.	1,715,132
71,898	Cisco Systems, Inc./Delaware	4,009,752
48,024	Comcast Corp. - Class A	2,245,602
75,923	Verizon Communications, Inc.	4,074,788
		12,045,274
	CONSUMER, CYCLICAL — 6.1%
12,112	Home Depot, Inc.	3,825,333
9,766	McDonald's Corp.	2,390,424
27,110	Walmart, Inc.	3,664,187
		9,879,944
	CONSUMER, NON-CYCLICAL — 26.5%
18,307	AbbVie, Inc.	2,705,225
29,867	Altria Group, Inc.	1,531,878
33,638	Bristol-Myers Squibb Co.	2,309,922
40,399	Coca-Cola Co.	2,514,434
26,155	CVS Health Corp.	2,710,966
23,239	Gilead Sciences, Inc.	1,403,636
24,673	Johnson & Johnson	4,060,436
21,565	Medtronic PLC[1]	2,264,109
42,516	Merck & Co., Inc.	3,255,875
34,905	Mondelez International, Inc. - Class A	2,285,579
21,134	PepsiCo, Inc.	3,460,481
79,206	Pfizer, Inc.	3,717,930
28,928	Philip Morris International, Inc.	2,923,753
30,745	Procter & Gamble Co.	4,792,838
30,314	Tyson Foods, Inc. - Class A	2,808,895
		42,745,957
	ENERGY — 8.5%
32,324	Chevron Corp.	4,654,656

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
34,426	ConocoPhillips	$3,265,650
51,690	Exxon Mobil Corp.	4,053,530
103,262	Kinder Morgan, Inc.	1,796,759
		13,770,595
	FINANCIAL — 27.4%
17,883	Arthur J. Gallagher & Co.	2,828,912
38,817	Bank of America Corp.	1,715,711
32,074	Bank of New York Mellon Corp.	1,704,733
4,685	BlackRock, Inc.	3,485,125
17,587	Citigroup, Inc.	1,041,678
10,566	Crown Castle International Corp. - REIT	1,760,190
20,656	Fidelity National Financial, Inc.	984,052
42,077	Fifth Third Bancorp	2,012,964
46,530	Healthpeak Properties, Inc. - REIT	1,445,222
75,643	Huntington Bancshares, Inc.	1,173,979
29,406	JPMorgan Chase & Co.	4,169,771
95,963	KeyCorp	2,405,792
6,580	Lamar Advertising Co. - Class A - REIT	717,615
46,332	MetLife, Inc.	3,129,727
10,089	PNC Financial Services Group, Inc.	2,010,233
22,093	Prologis, Inc. - REIT	3,222,264
30,745	Prudential Financial, Inc.	3,432,987
37,057	Truist Financial Corp.	2,305,686
51,974	U.S. Bancorp	2,938,610
21,565	WP Carey, Inc. - REIT	1,669,131
		44,154,382
	INDUSTRIAL — 5.9%
13,771	Caterpillar, Inc.	2,583,164
14,679	Emerson Electric Co.	1,363,973
7,812	General Dynamics Corp.	1,831,523
4,303	Lockheed Martin Corp.	1,866,641
17,685	Raytheon Technologies Corp.	1,816,250
		9,461,551
	TECHNOLOGY — 6.9%
2,868	Broadcom, Inc.	1,684,778

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
96,420	HP, Inc.	$3,312,991
36,730	Intel Corp.	1,752,021
14,894	Microsoft Corp.	4,450,178
		11,199,968
	UTILITIES — 4.3%
24,826	Evergy, Inc.	1,549,391
25,246	Public Service Enterprise Group, Inc.	1,636,698
37,198	Southern Co.	2,409,314
32,958	UGI Corp.	1,266,906
		6,862,309
	TOTAL COMMON STOCKS
	(Cost $125,771,389)	156,533,285
	SHORT-TERM INVESTMENTS — 2.7%

Principal Amount
$4,383,709	UMB Bank demand deposit, 0.01% [2]	4,383,709
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,383,709)	4,383,709
	TOTAL INVESTMENTS — 99.8%
	(Cost $130,155,098)	160,916,994
	Other Assets in Excess of Liabilities — 0.2%	344,515
	TOTAL NET ASSETS — 100.0%	$161,261,509

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.